Exhibit 99.1

World Omni Select Auto Trust 2021-A
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	522,924,090.04	23,809
Principal Payments	16,978,518.81	508
Defaulted Receivables	2,905,534.62	137
Repurchased Accounts	0.00	0
Pool Balance at 01/31/23	503,040,036.61	23,164

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.41%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	31,206,509.12	1,383
Past Due 61-90 days	10,308,478.37	466
Past Due 91-120 days	1,327,135.57	62
Past Due 121+ days	0.00	0
Total	42,842,123.06	1,911

Total 31+ Delinquent as % Ending Pool Balance	8.52%
Total 61+ Delinquent as % Ending Pool Balance	2.31%
Delinquency Trigger Occurred	NO

Recoveries	1,959,239.88
Aggregate Net Losses/(Gains) - January 2023	946,294.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.17%
Prior Net Losses/(Gains) Ratio	2.15%
Second Prior Net Losses/(Gains) Ratio	2.34%
Third Prior Net Losses/(Gains) Ratio	0.84%
Four Month Average	1.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.09%

Overcollateralization Target Amount	50,304,003.66
Actual Overcollateralization	50,304,003.66
Weighted Average Contract Rate	8.01%
Weighted Average Remaining Term	50.29

Flow of Funds	$ Amount
Collections	22,586,256.15
Investment Earnings on Cash Accounts	21,625.08
Servicing Fee	(544,712.59)
Transfer to Collection Account	-
Available Funds	22,063,168.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	121,585.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,222.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,426.50
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	17,895,648.09
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	3,889,986.31

Total Distributions of Available Funds	22,063,168.64

Servicing Fee	544,712.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 01/17/23	470,631,681.04
Principal Paid	17,895,648.09
Note Balance @ 02/15/23	452,736,032.95

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	9,571,681.04
Principal Paid	9,571,681.04
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	270,050,000.00
Principal Paid	8,323,967.05
Note Balance @ 02/15/23	261,726,032.95
Note Factor @ 02/15/23	96.9176201%

Class B
Note Balance @ 01/17/23	61,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	61,020,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	61,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	61,020,000.00
Note Factor @ 02/15/23	100.0000000%

Class D
Note Balance @ 01/17/23	47,750,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	47,750,000.00
Note Factor @ 02/15/23	100.0000000%

Class E
Note Balance @ 01/17/23	21,220,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	21,220,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	277,534.24
Total Principal Paid	17,895,648.09
Total Paid	18,173,182.33

Class A-1
Coupon	0.09567%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.29000%
Interest Paid	2,313.16
Principal Paid	9,571,681.04
Total Paid to A-2 Holders	9,573,994.20

Class A-3
Coupon	0.53000%
Interest Paid	119,272.08
Principal Paid	8,323,967.05
Total Paid to A-3 Holders	8,443,239.13

Class B
Coupon	0.85000%
Interest Paid	43,222.50
Principal Paid	0.00
Total Paid to B Holders	43,222.50

Class C
Coupon	1.09000%
Interest Paid	55,426.50
Principal Paid	0.00
Total Paid to C Holders	55,426.50

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	0.00
Total Paid to D Holders	57,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2753152
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7525624
Total Distribution Amount	18.0278776

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0063201
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	26.1521340
Total A-2 Distribution Amount	26.1584541

A-3 Interest Distribution Amount	0.4416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.8237995
Total A-3 Distribution Amount	31.2654662

B Interest Distribution Amount	0.7083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7083333

C Interest Distribution Amount	0.9083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.9083333

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	5,305,602.28
Investment Earnings	18,907.58
Investment Earnings Paid	(18,907.58)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$8,996,972.19	$13,380,031.48	$12,660,471.79
Number of Extensions	386	552	505
Ratio of extensions to Beginning of Period Receivables Balance	1.72%	2.46%	2.23%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.